Note 9 - Share-based Payments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
9.	Share-based payments

Under the Company’s Employee Stock Option Plan (ESOP), the Company could grant to its directors, management and employees non-transferrable stock options for the purchase of common shares. Up until completion of the IPO, the maximum number of common shares that were available for issuance under the ESOP was limited to
3,786,886,
of which
2,720,709
remain issued and outstanding as at
December 31, 2018 (
2,997,836
as at
December 31, 2017
and
2,453,586
as at
December 31, 2016).

Upon completion of its IPO, the Company adopted the
2017
Omnibus Plan (Omnibus) under which all future equity-based awards are now granted. Employees, directors and consultants are eligible to participate in the Omnibus. The maximum number of common shares available for issuance under the Omnibus was limited to
3,659,308
as at
December 31, 2018.
This number will automatically increase by an annual amount to be added on the first
day of each year, beginning
January 1, 2018
and continuing until, and including, the year ending
December 31, 2027,
equal to the lower of
4%
of the number of common shares outstanding as of
December 31
of the prior calendar year and an amount determined by the Company’s board of directors. The annual amount added on
January 1, 2019
was established at
4%
of the common shares outstanding at
December 31, 2018,
or
1,514,563,
thus bringing the maximum number of common shares available for issuance under the Omnibus to
5,173,871
as of
January 1, 2019.

The Omnibus provides for awards of stock options, stock appreciation rights, unrestricted stock, stock units (including restricted stock units), performance awards, deferred share units, elective deferred share units and other awards convertible into or otherwise based on the Company’s common shares. As at
December 31, 2018,
there were
1,673,065
stock options outstanding under the Omnibus (
27,990
as at
December 31, 2017
and
nil
as at
December 31, 2016).

The Omnibus is substantially consistent with the ESOP as it pertains to stock options. Stock options granted under the ESOP expire
10
years after their initial grant date and those granted under the Omnibus expire
7
years after their initial grant date. Time-based stock options under either plan generally vest over a period of
4
years:
25%
cliff vesting after
one
year with monthly vesting over the subsequent
36
months. Outstanding performance-based stock options vest in part upon achievement of a milestone event and in part over a time period subsequent to the achievement of the milestone event.

The exercise price for stock option grants is determined at the date of grant by the Company’s board of directors and cannot be less than the fair value of the Company’s common shares. This fair value was previously established by various valuation analyses prior to the Company’s IPO and will now be based on the Company’s stock’s closing price on the day prior to option grant.

Changes in the number of stock options outstanding are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of year	3,025,826	$2.61	2,453,586	$0.44	2,462,914	$0.44
Issued during the year	1,869,400	$14.16	671,253	$10.22	-	-
Exercised during the year	(51,484)	$3.80	(99,013)	$0.32	-	-
Forfeited during the year	(449,968)	$10.13	-	-	(9,328)	$0.69
Balance at end of period	4,393,774	$6.74	3,025,826	$2.61	2,453,586	$0.44

The following table summarizes the information related to outstanding stock options as at
December 31, 2018.

	Outstanding stock options			Exercisable stock options
Range of exercise prices	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29 - $0.69	2,182,548	5.3	$0.34	1,965,049	$0.34
$4.81	35,704	6.9	$4.81	25,125	$4.81
$8.61 - $9.58	35,000	6.6	$8.75	-	-
$9.70 - $10.04	502,457	8.3	$9.97	263,723	$9.97
$11.86 - $12.28	258,980	6.5	$11.90	3,331	$12.28
$13.40 - $14.38	866,720	6.3	13.76	12,655	$13.61
$15.95 - $16.50	405,365	6.3	$15.97	8,913	$16.39
$17.00 - $18.98	107,000	6.3	$17.77	-	-
	4,393,774	6.0	$6.74	2,278,796	$1.66

During the year ended
December 31, 2018,
the Company recorded a stock-based compensation expense of
$4,800,597
(
$2,180,915
in
2017
and
$174,419
in
2016
) of which
$3,354,609
(
$1,495,174
in
2017
and
$64,998
in
2016
) was recorded in general and administrative expenses and
$1,445,988
(
$685,741
in
2017
and
$109,421
in
2016
) in research and development expenses.

As at
December 31, 2018,
the Company had approximately
$6.1
million of total unrecognized stock-based compensation expense, net of related forfeiture estimates, which is expected to be recognized over a weighted-average remaining vesting period of approximately
1.4
years.

As at
December 31, 2018,
there were
404,250
performance-based stock options outstanding for which
no
share-based compensation expense was recorded. The Company had approximately
$3.7
million of unrecognized share-based compensation expenses related to these. Subsequent to
December 31, 2018,
the Company’s board of directors approved a modification to the milestone associated with these performance options, with all other terms remaining the same. Based on this modification, management has revised its assessment of achieving the milestone as being probable and expects to record cumulative share-based compensation expense related to these options in the first
quarter of
2019
and thereafter until the awards are vested.

The fair value of the stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2018	2017	2016
Grant (number of stock options)	1,869,400	671,253	-
Weighted average fair value of stock options	$8.38	$6.80	-
Weighted average exercise price	$14.16	$10.22	-
Weighted average assumptions:
Share price	$14.16	$10.22	-
Risk-free interest rate	2.68%	1.96%	-
Expected dividend yield	-	-	-
Volatility factor	74.86%	77.13%	-
Expected life (in years)	4.40	5.85	-

Deferred share units (DSUs)

Under the Company’s Omnibus, directors
may
elect to take all,
none
or a portion of their director compensation as DSUs. DSUs have no
voting rights, but accrue dividends, if any, as additional DSUs at the same rate as dividends are paid on the Company’s shares. There are no
vesting requirements relating to DSUs. DSUs are settled when a director leaves the Company’s board of directors, in either cash or the Company’s common shares issued from treasury or purchased on the open market, at the Company’s option. DSUs issued were treated as equity-settled DSUs, due to the Company’s current intent to settle outstanding DSUs in shares, whereby the fair value of services received is credited against contributed surplus, with the corresponding share-based compensation being recorded under general and administrative expenses. DSUs are not
remeasured subsequent to grant date.

During the year ended
December 31, 2018,
the Company granted
21,568
DSUs to directors in lieu of payment of their board fees at an average grant date fair value of
$12.47,
based on the closing price of the Company’s shares, and recognized an expense of
$269,097
in general and administrative expenses for the year ended
December 31, 2018 (
nil
for the years ended
December 31, 2017
and
2016
).